Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2021	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans from institutions other than banks		₨ 1,962		₨ 0
Loans received		73,014		63,954
Non-current portion of long-term loans and borrowings		1,962	$ 21	63,954
Current portion of long term loans and borrowings		(71,052)		0
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Final maturity	June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 71,052	749	63,954	$ 748
Final maturity		June-26
Loans From Institutions Other Than Banks [Member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans from institutions other than banks		₨ 1,962	$ 21	₨ 0	$ 0
Final maturity		June-27